Segment Information - Schedule of Capital Expenditures for Reportable Segments (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting [Abstract]
Reimbursement of capital expenditures from West Virginia regulatory authorities	$ 361	$ 4,207	$ 1,266